Business Description and Basis of Preparation - Schedule of Prior Period Adjustments and Impact on Financial Results of Segments (Detail) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue	$ 1,405	$ 1,423	$ 2,925	$ 2,910
Adjusted EBITDA	479	355	959	752
Operating segments [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue	1,405	1,423	2,925	2,910
Operating segments [member] | Legal Professionals [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue	620	605	1,246	1,205
Adjusted EBITDA	254	229	484	458
Operating segments [member] | Corporates [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue	329	315	696	661
Adjusted EBITDA	118	98	235	209
Operating segments [member] | Eliminations [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue	(1)	1	(2)
Operating segments [member] | Tax & Accounting Professionals [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue	168	182	386	404
Adjusted EBITDA	54	59	138	151
Operating segments [member] | Reuters News [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue	155	156	310	311
Adjusted EBITDA	25	19	44	42
Operating segments [member] | Global Print [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue	134	164	289	329
Adjusted EBITDA	$ 54	72	$ 117	146
As Reported [member] | Operating segments [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue		1,423		2,910
Adjusted EBITDA		355		752
As Reported [member] | Operating segments [member] | Legal Professionals [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue		603		1,197
Adjusted EBITDA		232		459
As Reported [member] | Operating segments [member] | Corporates [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue		318		670
Adjusted EBITDA		102		220
As Reported [member] | Operating segments [member] | Eliminations [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue				(1)
As Reported [member] | Operating segments [member] | Tax & Accounting Professionals [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Adjusted EBITDA		60		153
As Reported [member] | Operating segments [member] | Reuters News [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Adjusted EBITDA		10		26
As Reported [member] | Operating segments [member] | Global Print [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Adjusted EBITDA		73		147
As Reported [member] | Operating segments [member] | Corporate costs [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Adjusted EBITDA		(122)		(253)
Adjustments [member] | Operating segments [member] | Legal Professionals [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue		2		8
Adjusted EBITDA		(3)		(1)
Adjustments [member] | Operating segments [member] | Corporates [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue		(3)		(9)
Adjusted EBITDA		(4)		(11)
Adjustments [member] | Operating segments [member] | Eliminations [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue		1		1
Adjustments [member] | Operating segments [member] | Tax & Accounting Professionals [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Adjusted EBITDA		(1)		(2)
Adjustments [member] | Operating segments [member] | Reuters News [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Adjusted EBITDA		9		16
Adjustments [member] | Operating segments [member] | Global Print [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Adjusted EBITDA		(1)		(1)
Adjustments [member] | Operating segments [member] | Corporate costs [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Adjusted EBITDA				(1)
As Revised [member] | Operating segments [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue		1,423		2,910
Adjusted EBITDA		355		752
As Revised [member] | Operating segments [member] | Legal Professionals [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue		605		1,205
Adjusted EBITDA		229		458
As Revised [member] | Operating segments [member] | Corporates [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue		315		661
Adjusted EBITDA		98		209
As Revised [member] | Operating segments [member] | Eliminations [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Revenue		1
As Revised [member] | Operating segments [member] | Tax & Accounting Professionals [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Adjusted EBITDA		59		151
As Revised [member] | Operating segments [member] | Reuters News [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Adjusted EBITDA		19		42
As Revised [member] | Operating segments [member] | Global Print [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Adjusted EBITDA		72		146
As Revised [member] | Operating segments [member] | Corporate costs [member]
Disclosure Of Prior Period Adjustments And Impact On financial results Of Segments [Line Items]
Adjusted EBITDA		$ (122)		$ (254)